Loans to Customers at Amortized Cost (Details) - CLP ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Loans to customers		$ 29,384,039	$ 27,341,254
Commercial loans
Disclosure of detailed information about financial instruments [line items]
Loans to customers		11,947,190	11,321,469
Foreign trade loans
Disclosure of detailed information about financial instruments [line items]
Loans to customers		1,419,488	1,300,079
Current account debtors
Disclosure of detailed information about financial instruments [line items]
Loans to customers		256,319	213,102
Factoring transactions
Disclosure of detailed information about financial instruments [line items]
Loans to customers		683,320	696,988
Student loans
Disclosure of detailed information about financial instruments [line items]
Loans to customers		53,777	50,478
Commercial lease transactions
Disclosure of detailed information about financial instruments [line items]
Loans to customers	[1]	1,601,026	1,556,221
Other loans and accounts receivable
Disclosure of detailed information about financial instruments [line items]
Loans to customers		78,291	71,197
Commercial loans
Disclosure of detailed information about financial instruments [line items]
Loans to customers		16,039,411	15,209,534
Mortgage bonds
Disclosure of detailed information about financial instruments [line items]
Loans to customers		14,634	21,222
Transferable mortgage loans
Disclosure of detailed information about financial instruments [line items]
Loans to customers		32,229	42,087
Other residential real estate mortgage loans
Disclosure of detailed information about financial instruments [line items]
Loans to customers		9,105,448	7,944,217
Credits from ANAP
Disclosure of detailed information about financial instruments [line items]
Loans to customers		4	6
Other loans and accounts receivable
Disclosure of detailed information about financial instruments [line items]
Loans to customers		10,704	10,211
Mortgages
Disclosure of detailed information about financial instruments [line items]
Loans to customers		9,163,019	8,017,743
Consumer loans in installments
Disclosure of detailed information about financial instruments [line items]
Loans to customers		2,758,123	2,693,951
Current account debtors
Disclosure of detailed information about financial instruments [line items]
Loans to customers		281,924	299,915
Credit card debtors
Disclosure of detailed information about financial instruments [line items]
Loans to customers		1,141,310	1,119,810
Consumer lease transactions
Disclosure of detailed information about financial instruments [line items]
Loans to customers	[1]	69	9
Other loans and accounts receivable
Disclosure of detailed information about financial instruments [line items]
Loans to customers		183	292
Consumer loans
Disclosure of detailed information about financial instruments [line items]
Loans to customers		4,181,609	4,113,977
Gross Balance
Disclosure of detailed information about financial instruments [line items]
Loans to customers		30,033,272	27,926,632
Gross Balance | Commercial loans
Disclosure of detailed information about financial instruments [line items]
Loans to customers		12,144,720	11,496,591
Gross Balance | Foreign trade loans
Disclosure of detailed information about financial instruments [line items]
Loans to customers		1,431,794	1,313,001
Gross Balance | Current account debtors
Disclosure of detailed information about financial instruments [line items]
Loans to customers		265,762	222,218
Gross Balance | Factoring transactions
Disclosure of detailed information about financial instruments [line items]
Loans to customers		688,198	701,005
Gross Balance | Student loans
Disclosure of detailed information about financial instruments [line items]
Loans to customers		56,219	51,919
Gross Balance | Commercial lease transactions
Disclosure of detailed information about financial instruments [line items]
Loans to customers	[1]	1,619,772	1,571,999
Gross Balance | Other loans and accounts receivable
Disclosure of detailed information about financial instruments [line items]
Loans to customers		87,747	81,665
Gross Balance | Commercial loans
Disclosure of detailed information about financial instruments [line items]
Loans to customers		16,294,212	15,438,398
Gross Balance | Mortgage bonds
Disclosure of detailed information about financial instruments [line items]
Loans to customers		14,808	21,443
Gross Balance | Transferable mortgage loans
Disclosure of detailed information about financial instruments [line items]
Loans to customers		32,386	42,313
Gross Balance | Other residential real estate mortgage loans
Disclosure of detailed information about financial instruments [line items]
Loans to customers		9,148,811	7,978,092
Gross Balance | Credits from ANAP
Disclosure of detailed information about financial instruments [line items]
Loans to customers		4	6
Gross Balance | Other loans and accounts receivable
Disclosure of detailed information about financial instruments [line items]
Loans to customers		10,718	10,219
Gross Balance | Mortgages
Disclosure of detailed information about financial instruments [line items]
Loans to customers		9,206,727	8,052,073
Gross Balance | Consumer loans in installments
Disclosure of detailed information about financial instruments [line items]
Loans to customers		3,039,560	2,957,493
Gross Balance | Current account debtors
Disclosure of detailed information about financial instruments [line items]
Loans to customers		296,374	312,783
Gross Balance | Credit card debtors
Disclosure of detailed information about financial instruments [line items]
Loans to customers		1,195,614	1,165,064
Gross Balance | Consumer lease transactions
Disclosure of detailed information about financial instruments [line items]
Loans to customers	[1]	69	9
Gross Balance | Other loans and accounts receivable
Disclosure of detailed information about financial instruments [line items]
Loans to customers		716	812
Gross Balance | Consumer loans
Disclosure of detailed information about financial instruments [line items]
Loans to customers		4,532,333	4,436,161
Accumulated Impairment
Disclosure of detailed information about financial instruments [line items]
Loans to customers		(649,233)	(585,378)
Accumulated Impairment | Commercial loans
Disclosure of detailed information about financial instruments [line items]
Loans to customers		(197,530)	(175,122)
Accumulated Impairment | Foreign trade loans
Disclosure of detailed information about financial instruments [line items]
Loans to customers		(12,306)	(12,922)
Accumulated Impairment | Current account debtors
Disclosure of detailed information about financial instruments [line items]
Loans to customers		(9,443)	(9,116)
Accumulated Impairment | Factoring transactions
Disclosure of detailed information about financial instruments [line items]
Loans to customers		(4,878)	(4,017)
Accumulated Impairment | Student loans
Disclosure of detailed information about financial instruments [line items]
Loans to customers		(2,442)	(1,441)
Accumulated Impairment | Commercial lease transactions
Disclosure of detailed information about financial instruments [line items]
Loans to customers	[1]	(18,746)	(15,778)
Accumulated Impairment | Other loans and accounts receivable
Disclosure of detailed information about financial instruments [line items]
Loans to customers		(9,456)	(10,468)
Accumulated Impairment | Commercial loans
Disclosure of detailed information about financial instruments [line items]
Loans to customers		(254,801)	228,864
Accumulated Impairment | Mortgage bonds
Disclosure of detailed information about financial instruments [line items]
Loans to customers		(174)	(221)
Accumulated Impairment | Transferable mortgage loans
Disclosure of detailed information about financial instruments [line items]
Loans to customers		(157)	(226)
Accumulated Impairment | Other residential real estate mortgage loans
Disclosure of detailed information about financial instruments [line items]
Loans to customers		(43,363)	(33,875)
Accumulated Impairment | Credits from ANAP
Disclosure of detailed information about financial instruments [line items]
Loans to customers
Accumulated Impairment | Other loans and accounts receivable
Disclosure of detailed information about financial instruments [line items]
Loans to customers		(14)	(8)
Accumulated Impairment | Mortgages
Disclosure of detailed information about financial instruments [line items]
Loans to customers		(43,708)	(34,330)
Accumulated Impairment | Consumer loans in installments
Disclosure of detailed information about financial instruments [line items]
Loans to customers		(281,437)	(263,542)
Accumulated Impairment | Current account debtors
Disclosure of detailed information about financial instruments [line items]
Loans to customers		(14,450)	(12,868)
Accumulated Impairment | Credit card debtors
Disclosure of detailed information about financial instruments [line items]
Loans to customers		(54,304)	(45,254)
Accumulated Impairment | Consumer lease transactions
Disclosure of detailed information about financial instruments [line items]
Loans to customers	[1]
Accumulated Impairment | Other loans and accounts receivable
Disclosure of detailed information about financial instruments [line items]
Loans to customers		(533)	(520)
Accumulated Impairment | Consumer loans
Disclosure of detailed information about financial instruments [line items]
Loans to customers		$ (350,724)	$ 322,184

[1]	In this item, the Bank finances its customers' purchases of assets, including real estate and other personal property, through financial lease agreements. As of December 31, 2019, Ch$779,682 million corresponds to financial leases for real estate (Ch$758,970 million in December 2018) and Ch$840,159 million corresponds to financial leases for other assets (Ch$813,038 million in December 2018).